CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares
IfrsStatementLineItems [Line Items]
Revenue | ₪			₪ 454,094	₪ 395,637	₪ 338,245
Cost of sales | ₪			308,717	271,784	240,032
Gross profit | ₪			145,377	123,853	98,213
Operating costs and expenses
Selling expenses | ₪			65,990	55,490	43,823
General and administrative expenses | ₪			21,918	21,067	16,686
Other Income | ₪			(108)		(69)
Operating costs and expenses | ₪			87,800	76,557	60,440
Operating profit | ₪			57,577	47,296	37,773
Finance Income | ₪			11,348	20,966	(7,212)
Finance expense | ₪			1,253	3,016	(2,256)
Finance Income (expense), net | ₪			10,095	17,950	(4,956)
Profit before taxes on Income | ₪			67,672	65,246	32,817
Taxes on Income | ₪			(15,463)	(13,735)	(7,850)
Net Income | ₪			₪ 52,209	₪ 51,511	₪ 24,967
Earnings per share:
Basic/ diluted earnings per share | ₪ / shares			₪ 3.89	₪ 3.90	₪ 1.89
Shares used in computation of basic/ diluted EPS | shares		13,433,684	13,433,684	13,217,017	13,240,913
Actual number of shares | shares		13,867,017	13,867,017	13,217,017	13,240,913
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Revenue | $	[1]	$ 141,242
Cost of sales | $	[1]	96,024
Gross profit | $	[1]	45,218
Operating costs and expenses
Selling expenses | $	[1]	20,526
General and administrative expenses | $	[1]	6,817
Other Income | $	[1]	(34)
Operating costs and expenses | $	[1]	27,309
Operating profit | $	[1]	17,909
Finance Income | $	[1]	3,530
Finance expense | $	[1]	389
Finance Income (expense), net | $	[1]	3,141
Profit before taxes on Income | $	[1]	21,050
Taxes on Income | $	[1]	(4,810)
Net Income | $	[1]	$ 16,240
Earnings per share:
Basic/ diluted earnings per share | $ / shares	[1]	$ 1.21
Shares used in computation of basic/ diluted EPS | shares	[1]	13,433,684	13,433,684
Actual number of shares | shares	[1]	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.